Exhibit 99.12

Data Compare (Non-Ignored)

Run Date - 8/21/2025 12:00:47 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
223806682		3158616973			Initial Rate Lock Date	[Redacted]	[Redacted]	Verified	Field value reflects source document
223806683		3158616974			Initial Rate Lock Date	[Redacted]	[Redacted]	Verified	Field value reflects source document
223806684		3158616975			Initial Rate Lock Date	[Redacted]	[Redacted]	Verified	Field value reflects source document
223806694		3158617000			Initial Rate Lock Date	[Redacted]	[Redacted]	Verified	Field value reflects source document
223806713		3158617041			Property Type	[Redacted]	[Redacted]	Verified	Field Value captured from Appraisal or Valuation model in file
223806713		3158617041			Original CLTV	[Redacted]	[Redacted]	Verified	Field Value reflects the sum of Original Principal Balance and other financing divided by the lesser of the appraised value or purchase price. (Purchases)
223806713		3158617041			Investor: Qualifying Total Debt Ratio	[Redacted]	[Redacted]	Verified	variance is that the filed value includes a payment on the simultaneous second lien that is forgivable after 5 years